Long-Term Debt - Future Minimum Aggregate Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Remainder of year	$ 1,785
Year one	8,980	$ 3,687
Year two	7,830	3,541
Year three	288	775
Total	$ 18,883	$ 8,003